Share based compensation reserve - Director and Senior Management Share Awards (Details) € in Millions		1 Months Ended		9 Months Ended
	Jun. 14, 2019 shares	Sep. 30, 2019 shares	Jul. 31, 2019 shares	Sep. 30, 2020 EUR (€) shares	Sep. 30, 2019 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of Non-Executive Restricted Stock award | €				€ 0.0	€ (0.2)
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)			2,460
Awards vested and issued in period (in shares)	(39,370)			(25,791)
New awards granted in the period (in shares)			2,460
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period				4,518,964
New awards granted in the period (in shares)				761,979
Forfeitures in the period (in shares)				(111,965)
Awards vested and issued in period (in shares)				(1,910,561)
Number of other equity instruments outstanding (in shares) at end of period				3,258,417
New awards granted in the period (in shares)				761,979
Restricted shares | Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)		166,427
New awards granted in the period (in shares)		166,427
Restricted shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)	34,447
Awards vested and issued in period (in shares)				(49,196)
New awards granted in the period (in shares)	34,447
Vesting of Non-Executive Restricted Stock award | €				€ 0.6
Restricted shares | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period				2,965,514
New awards granted in the period (in shares)				0
Forfeitures in the period (in shares)				(13,000)
Awards vested and issued in period (in shares)				(1,910,561)
Number of other equity instruments outstanding (in shares) at end of period				1,041,953
New awards granted in the period (in shares)				0
Restricted shares | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period				838,123
New awards granted in the period (in shares)				0
Forfeitures in the period (in shares)				(18,250)
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				819,873
New awards granted in the period (in shares)				0
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period				548,900
New awards granted in the period (in shares)				0
Forfeitures in the period (in shares)				(27,600)
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				521,300
New awards granted in the period (in shares)				0
Restricted shares | January 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period				166,427
New awards granted in the period (in shares)				0
Forfeitures in the period (in shares)				(6,866)
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				159,561
New awards granted in the period (in shares)				0
Restricted shares | January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period				0
New awards granted in the period (in shares)				761,979
Forfeitures in the period (in shares)				(46,249)
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				715,730
New awards granted in the period (in shares)				761,979